Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Trade accounts receivable	$ 1,634	$ 5,103
Allowance for credit losses	(69)	(50)
Total accounts receivable net of allowance for credit losses	$ 1,565	$ 5,053